Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
CTIVP – Wellington Large Cap Value Fund Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – Wellington Large Cap Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP ® – Wellington Large Cap Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the
reporting
period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 32	0.62% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 1,016,323,211
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,016,323,211
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	82%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.6%
JPMorgan Chase & Co.	4.3%
Alphabet, Inc., Class A	4.1%
Bank of America Corp.	2.8%
NXP Semiconductors NV	2.5%
QUALCOMM, Inc.	2.4%
Wells Fargo & Co.	2.4%
Cognizant Technology Solutions Corp., Class A	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.6%
JPMorgan Chase & Co.	4.3%
Alphabet, Inc., Class A	4.1%
Bank of America Corp.	2.8%
NXP Semiconductors NV	2.5%
QUALCOMM, Inc.	2.4%
Wells Fargo & Co.	2.4%
Cognizant Technology Solutions Corp., Class A	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%

CTIVP – Wellington Large Cap Value Fund Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – Wellington Large Cap Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP ® – Wellington Large Cap Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 45	0.87% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[1]
Net Assets	$ 1,016,323,211
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,016,323,211
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	82%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.6%
JPMorgan Chase & Co.	4.3%
Alphabet, Inc., Class A	4.1%
Bank of America Corp.	2.8%
NXP Semiconductors NV	2.5%
QUALCOMM, Inc.	2.4%
Wells Fargo & Co.	2.4%
Cognizant Technology Solutions Corp., Class A	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.6%
JPMorgan Chase & Co.	4.3%
Alphabet, Inc., Class A	4.1%
Bank of America Corp.	2.8%
NXP Semiconductors NV	2.5%
QUALCOMM, Inc.	2.4%
Wells Fargo & Co.	2.4%
Cognizant Technology Solutions Corp., Class A	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%

[1]	Annualized.